Location Contracts Acquired - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Location Contract
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 5.1	$ 3.6	$ 16.2	$ 10.8	$ 6.5